Document and Entity Information	Dec. 06, 2019
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 06, 2019
Entity Registrant Name	CENTURY CASINOS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-22900
Entity Tax Identification Number	84-1271317
Entity Address, Address Line One	455 E. Pikes Peak Ave.
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Colorado Springs
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80903
City Area Code	719
Local Phone Number	527-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Per Share Par Value
Trading Symbol	CNTY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000911147
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K/A of Century Casinos, Inc. (the “Company”), filed on February 18, 2020 (the “Original Form 8-K/A”). Following the filing of the Original Form 8-K/A, the Registrant discovered that certain financial statements in Exhibit 99.1 were inadvertently omitted. The Registrant is amending the Original Form 8-K/A solely to include the omitted financial statements in a revised Exhibit 99.1 and a consent of the independent registered accounting firm that prepared the financial statements in Exhibit 23.1. No other changes have been made to the Original Form 8-K/A in this Form 8-K/A, and the original Form 8-K/A has not been updated in any respect.